Organization and Principal Actitivies	12 Months Ended
Mar. 31, 2026
Organization and Principal Actitivies [Abstract]
ORGANIZATION AND PRINCIPAL ACTITIVIES

NOTE 1 – ORGANIZATION AND PRINCIPAL ACTITIVIES

China SXT Pharmaceutical, Inc. (“SXT” or the “Company”) is a holding company incorporated in British Virgin Islands on July 4, 2017. The Company focuses on the research, development, manufacture, marketing and sales of traditional Chinese medicine pieces (the “TCMP”), through its variable interest entity (“VIE”), Jiangsu Suxuantang Pharmaceutical Co., Ltd, (“Taizhou Suxuantang”) in China. The Company currently sells three types of TCMP products: Advanced TCMP, Fine TCMP and Regular TCMP, and raw medicinal materials products. We currently have a product portfolio of 11 Advanced TCMPs, 5 Fine TCMPs, 200 Regular TCMPs and 200 raw medicinal materials products that address a wide variety of diseases and medical indications. Most of our products are sold on a prescription basis across China. The Company’s principal executive offices are located in Taizhou, Jiangsu province, China.

The following diagram illustrates our corporate structure, including our subsidiary and consolidated variable interest entity as of the date of the financial statements:

VIE Agreements with Taizhou Suxuantang

Due to PRC legal restrictions on foreign ownership in the pharmaceutical sector, neither the Company nor our subsidiaries own any equity interest in Taizhou Suxuantang. Instead, the Company controls and receives the economic benefits of Taizhou Suxuantang’s business operations through a series of contractual arrangements. WFOE, Taizhou Suxuantang and its shareholders entered into such a series of contractual arrangements, also known as VIE Agreements, on October 13, 2017. The VIE agreements are designed to provide WFOE with the power, rights and obligations equivalent in all material respects to those it would possess as the sole equity holder of Taizhou Suxuantang, including absolute control rights and the rights to the assets, property and revenue of Taizhou Suxuantang.

VIE Agreements with Taizhou Suxuantang (continued)

According to the Exclusive Business Cooperation Agreement between WFOE and Taizhou Suxuantang, which is one of the VIE Agreements that was also entered into on October 13, 2017, Taizhou Suxuantang is obligated to pay service fees to WFOE approximately equal to the net income of Taizhou Suxuantang.

Each of the VIE Agreements is described in detail below:

Exclusive Business Cooperation Agreement

Pursuant to the Exclusive Business Cooperation Agreement between Taizhou Suxuantang and WFOE, WFOE provides Taizhou Suxuantang with technical support, consulting services and other management services relating to its day-to-day business operations and management, on an exclusive basis, utilizing its advantages in technology, human resources, and information. Additionally, Taizhou Suxuantang granted an irrevocable and exclusive option to WFOE to purchase from Taizhou Suxuantang, any or all of Taizhou Suxuantang’s assets at the lowest purchase price permitted under the PRC laws. Should WFOE exercise such option, the parties shall enter into a separate asset transfer or similar agreement. For services rendered to Taizhou Suxuantang by WFOE under this agreement, WFOE is entitled to collect a service fee calculated based on the time of services rendered multiplied by the corresponding rate, plus the amount of the services fees or ratio decided by the board of directors of WFOE based on the value of services rendered by WFOE and the actual income of Taizhou Suxuantang from time to time, which is approximately equal to the net income of Taizhou Suxuantang.

The Exclusive Business Cooperation Agreement shall remain in effect for ten years unless it is terminated by WFOE with 30-day prior notice. Taizhou Suxuantang does not have the right to terminate the agreement unilaterally. WFOE may unilaterally extend the term of this agreement with prior written notice.

The CEO and president of WFOE, Mr. Feng Zhou, is currently managing Taizhou Suxuantang pursuant to the terms of the Exclusive Business Cooperation Agreement. WFOE has absolute authority relating to the management of Taizhou Suxuantang, including but not limited to decisions with regard to expenses, salary raises and bonuses, hiring, firing and other operational functions. The Exclusive Business Cooperation Agreement does not prohibit related party transactions. The audit committee is required to review and approve in advance any related party transactions, including transactions involving WFOE or Taizhou Suxuantang.

Share Pledge Agreement

Under the Share Pledge Agreement among WFOE and Feng Zhou, Ziqun Zhou, and Di Zhou, who together hold 100% shares of Taizhou Suxuantang (“Taizhou Suxuantang Shareholders”), the Taizhou Suxuantang Shareholders pledged all of their equity interests in Taizhou Suxuantang to WFOE to guarantee the performance of Taizhou Suxuantang’s obligations under the Exclusive Business Cooperation Agreement. Under the terms of the agreement, in the event that Taizhou Suxuantang or its shareholders breach their respective contractual obligations under the Exclusive Business Cooperation Agreement, WFOE, as pledgee, will be entitled to certain rights, including, but not limited to, the right to collect dividends generated by the pledged equity interests. The Taizhou Suxuantang Shareholders also agreed that upon occurrence of any event of default, as set forth in the Share Pledge Agreement, WFOE is entitled to dispose of the pledged equity interest in accordance with applicable PRC laws. The Taizhou Suxuantang Shareholders further agree not to dispose of the pledged equity interests or take any actions that would prejudice WFOE’s interest.

The Share Pledge Agreement shall be effective until all payments due under the Exclusive Business Cooperation Agreement have been paid by Taizhou Suxuantang. WFOE shall cancel or terminate the Share Pledge Agreement upon with no additional expense.

Share Pledge Agreement (continued)

The purposes of the Share Pledge Agreement are to (1) guarantee the performance of Taizhou Suxuantang’s obligations under the Exclusive Business Cooperation Agreement, (2) make sure the shareholders of Taizhou Suxuantang shall not transfer or assign the pledged equity interests, or create or allow any encumbrance that would prejudice WFOE’s interests without WFOE’s prior written consent and (3) provide WFOE control over Taizhou Suxuantang. Under the Exclusive Option Agreement (described below), WFOE may exercise its option to acquire the equity interests in Taizhou Suxuantang any time to the extent permitted by the PRC Law. In the event Taizhou Suxuantang breaches its contractual obligations under the Exclusive Business Cooperation Agreement, WFOE will be entitled to foreclose on the Taizhou Suxuantang Shareholders’ equity interests in Taizhou Suxuantang and may (1) exercise its option to purchase or designate third parties to purchase part or all of their equity interests in Taizhou Suxuantang and in this situation, WFOE may terminate the VIE agreements after acquisition of all equity interests in Taizhou Suxuantang or form a new VIE structure with the third parties designated by WFOE; or (2) dispose the pledged equity interests and be paid in priority out of the proceeds from the disposal in which case the VIE structure will be terminated.

Exclusive Option Agreement

Under the Exclusive Option Agreement, the Taizhou Suxuantang Shareholders irrevocably granted WFOE (or its designee) an exclusive option to purchase, to the extent permitted under PRC law, once or at multiple times, at any time, part or all of their equity interests in Taizhou Suxuantang at the exercise price of RMB10.00.

Under the Exclusive Option Agreement, WFOE may at any time under any circumstances, purchase, or have its designated person to purchase, at its discretion, to the extent permitted under PRC law, all or part of the shareholders’ equity interests in Taizhou Suxuantang.

This Agreement shall remain effective until all equity interests held by Taizhou Suxuantang Shareholders in Taizhou Suxuantang have been transferred or assigned to WFOE and/or any other person designated by WFOE in accordance with this Agreement.

Power of Attorney

Under the Power of Attorney, the Taizhou Suxuantang Shareholders authorize WFOE to act on their behalf as their exclusive agent and attorney with respect to all rights as shareholders, including but not limited to: (a) attending shareholders’ meetings; (b) exercising all the shareholder’s rights, including voting, that shareholders are entitled to under the laws of China and the Articles of Association, including but not limited to the sale or transfer or pledge or disposition of shares in part or in whole; and (c) designating and appointing on behalf of shareholders the legal representative, the executive director, supervisor, the chief executive officer and other senior management members of Taizhou Suxuantang.

Although it is not explicitly stipulated in the Power of Attorney, the term of the Power of Attorney shall be the same as the term of that of the Exclusive Option Agreement.

This Power of Attorney is coupled with an interest and shall be irrevocable and continuously valid for each shareholder from the date it is executed until the date he/she no longer is a shareholder of Taizhou Suxuantang.

The Exclusive Option Agreement, together with the Share Pledge Agreement and the Power of Attorney enable WFOE to exercise effective control over Taizhou Suxuantang.

Risks associated with the VIE structure

The Group believes that the contractual arrangements with its VIEs and the shareholders of its VIEs are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Group’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

●	revoke the business and operating licenses of the Group’s PRC subsidiary and VIEs;

●	discontinue or restrict the operations of any related-party transactions between the Group’s PRC subsidiary and VIEs;

Risks associated with the VIE structure (continued)

●	limit the Group’s business expansion in China by way of entering into contractual arrangements;

●	impose fines or other requirements with which the Group’s PRC subsidiary and VIEs may not be able to comply;

●	require the Group or the Group’s PRC subsidiary and VIEs to restructure the relevant ownership structure or operations; or

●	restrict or prohibit the Group’s use of the proceeds from public offering to finance the Group’s business and operations in China.

The Group’s ability to conduct its financial service businesses may be negatively affected if the PRC government were to carry out of any of the aforementioned actions. As a result, the Group may not be able to consolidate its VIEs in its consolidated financial statements as it may lose the ability to exert effective control over the VIEs and their shareholders and it may lose the ability to receive economic benefits from the VIEs. The Group, however, does not believe such actions would result in the liquidation or dissolution of the Group, its PRC subsidiary and its VIEs.

The Group, China SXT Group Limited (“SXT HK”) and Beijing Suxantang Biotechnology Co. Ltd. (the “WFOE”) are essentially holding companies and do not have active operations as of March 31, 2026 and 2025. As a result, total assets and liabilities presented on the Consolidated Balance Sheets and revenue, expenses, and net income presented on the Consolidated Statement of Comprehensive Income as well as the cash flows from operating, investing and financing activities presented on the Consolidated Statement of Cash Flows are substantially the financial position, operation and cash flow of the Group’s VIE, Jiangsu Taizhou Suxuantang Pharmaceutical Co., Ltd. (“Taizhou Suxuantang”). The Group has not provided any financial support to the VIE for the years ended March 31, 2026 and 2025.

The table sets forth the assets and liabilities of the VIEs included in the Group’s consolidated balance sheets:

	As of March 31,
	2026	2025
ASSETS
Current Assets
Cash and cash equivalents	$17,629,104	$17,866,902
Restricted cash	203	29,915
Accounts receivable, net	931,567	1,301,335
Inventories, net	775,951	816,195
Advance to suppliers	1,909,102	301,050
Due from related parties	1,896,225	-
Other receivables and other current assets, net	85,756	30,957
Total Current Assets	23,227,908	20,346,354
Non-current Assets
Property, plant and equipment, net	117,103	178,561
Intangible assets, net	6,328	11,808
Right-of-use assets – operating leases – related party	121,421	176,648
Total Non-current Assets	244,852	367,017
TOTAL ASSETS	$23,472,760	$20,713,371

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current Liabilities
Short-term borrowings	$184,836	$549,046
Accounts payable	497,648	1,423,836
Refund liabilities	16,563	53,885
Contract liabilities	74,922	58,145
Accrued expenses and other liabilities	2,626,787	2,170,813
Tax payable	2,871	1,042,820
Operating lease liabilities – current – related party	67,979	61,229
Amount due to the subsidiaries of the Group	21,008,981	24,408,129
Total Current Liabilities	24,480,587	29,767,903
Non-current Liabilities
Long-term borrowings– non current portion	644,390	96,264
Operating lease liabilities – non-current – related party	53,442	115,419
Total Non-current Liabilities	697,832	211,683
TOTAL LIABILITIES	25,178,419	29,979,586

Risks associated with the VIE structure (continued)

The table sets forth the results of operations of the VIE before the elimination of the intra-company transactions included in the Group’s consolidated statements of comprehensive income/(loss):

	For the years ended March 31,
	2026	2025	2024

Revenues	$1,138,052	$1,702,643	$1,928,497
Net income (loss)	100,347	(2,224,767)	(1,842,498)

The table sets forth the cash flows of the VIE included in the Group’s consolidated statements of cash flows:

	For the years ended March 31,
	2026	2025	2024
Net cash used in operating activities	$(41,985)	$(1,609,248)	(1,243,891)
Net cash (used in) provided by investing activities	(1,250,921)	63,516	26,423
Net cash provided by (used in) financing activities	144,160	151,748	(2,980,933)

Under the VIE Arrangements, the Group has the power to direct activities of VIE and can have assets transferred out of VIE. Therefore, the Group considers that there is no asset in VIE that can be used only to settle obligations of VIE, except for registered capital and PRC statutory reserves, if any. As VIE is incorporated as limited liability Group under the Group Law of the PRC, creditors of the VIE do not have recourse to the general credit of the Group for any of the liabilities of VIE. Accordingly, the accounts of VIE and its subsidiaries are consolidated in the accompanying consolidated financial statements. In addition, its financial positions and results of operations are included in the Group’s consolidated financial statements.

Basis of presentation and principles of consolidation

The accompany consolidated financial statements of the Company has been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”).

The consolidated financial statements include the accounts of the Company and include the assets, liabilities, revenues and expenses of all majority-owned subsidiaries and VIE over which the Company exercises control and, when applicable, entities for which the Company has a controlling financial interest or is the primary beneficiary. All inter-company accounts and transactions have been eliminated in consolidation.

The VIE, Taizhou Suxuantang is owned by three shareholders, each of which act as the Company’s nominee shareholder. For the consolidated VIEs, the Company’s management made evaluations of the relationships between the Company and the VIE and the economic benefit flow of contractual arrangements with Taizhou Suxuantang. In connection with such evaluation, management also took into account the fact that, as a result of such contractual arrangements, the Company control the shareholders’ voting interests in these VIEs. As a result of such evaluation, management concluded that the Company is the primary beneficiary of the consolidated VIEs, Taizhou Suxuantang. The Company does not have any VIEs that are not consolidated in the financial statements.